Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment(2) Based On:
Year	Summary Compensation Table Total for PEO Gary Shiffman(1)	Compensation Actually Paid to PEO Gary Shiffman	Summary Compensation Table Total for PEO Charles Young(1)	Compensation Actually Paid to PEO Charles Young	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Dow Jones U.S. Real Estate Residential Index	Net Income / (loss)(3) (in millions)	Core FFO / Share
2025	$12,549,984	$12,940,234	$9,865,401	$9,590,997	$6,608,756	$5,931,772	$96.18	$122.63	$1,361.2	$6.68
2024	$2,663,867	$(1,998,961)	$—	$—	$2,912,462	$1,908,646	$92.68	$118.20	$89.0	$6.81
2023	$11,870,887	$(21,335)	$—	$—	$2,946,851	$2,225,608	$97.75	$104.78	$(213.3)	$7.10
2022	$15,879,159	$(537,705)	$—	$—	$3,797,842	$650,211	$101.62	$97.44	$242.0	$7.35
2021	$14,791,142	$31,577,299	$—	$—	$4,374,864	$7,604,150	$145.84	$142.12	$380.2	$6.51

Named Executive Officers, Footnote	Reflects amounts reported in the Summary Compensation Table for our former CEO, Gary Shiffman, and our current CEO, Charles Young, for the respective years shown.
Our Non-PEO NEOs included in the table above are as follows:

Year	Non-PEO NEOs
2025	Fernando Castro-Caratini, Marc Farrugia, John B. McLaren, Aaron Weiss
2024	Fernando Castro-Caratini, Bruce D. Thelen, John B. McLaren, Aaron Weiss
2023	Fernando Castro-Caratini, Bruce D. Thelen, Marc Farrugia, Aaron Weiss
2022	Fernando Castro-Caratini, Karen J. Dearing, John B. McLaren, Bruce D. Thelen, Aaron Weiss
2021	Karen J. Dearing, John B. McLaren, Bruce D. Thelen, Aaron Weiss

Adjustment To PEO Compensation, Footnote
Differences in our summary compensation table amounts and compensation actually paid reflect the following:

Year	2025			2024		2023		2022		2021
	PEO - Gary Shiffman	PEO - Charles Young	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” in the summary compensation table	$(8,337,656)	$(7,921,661)	$(4,273,854)	$(1,254,434)	$(2,174,366)	$(10,207,801)	$(2,021,183)	$(13,308,027)	$(2,449,215)	$(12,134,515)	$(3,054,299)
Increase based on ASC 718 fair value of awards granted during the year that remain unvested as of year end, determined as of year end	3,717,300	6,647,270	3,245,145	451,303	1,720,542	7,561,009	1,562,608	9,536,728	1,757,757	17,581,362	4,169,907
Increase based on ASC 718 fair value of awards granted during the year that vested during the year, determined as of vesting date	—	999,987	—	—	—	—	—	—	—	—	—
Increase / (deduction) for awards granted during prior year that were outstanding and unvested as of year end, determined based on change in ASC 718 fair value from prior year end to current year end	3,799,030	—	(133,213)	(4,431,955)	(673,926)	(8,671,507)	(356,644)	(10,955,590)	(2,231,046)	11,147,435	1,988,939
Increase / (deduction) for awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from prior year end to vesting date	228,868	—	77,826	(123,488)	(22,847)	(773,054)	(8,584)	(2,602,551)	(389,594)	(414,809)	(22,465)

Deduction of ASC 718 fair value of awards granted during prior year that were forfeited during current year, determined as of prior year end	—	—	—	—	—	(725,010)	—	—	—	(356,171)	(29,706)
Addition of any dividends or other earnings paid on equity awards during the year, prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year	982,708	—	407,114	695,746	146,781	924,141	102,560	912,577	164,467	962,854	176,909
Total Adjustments	$390,250	$(274,404)	$(676,982)	$(4,662,828)	$(1,003,816)	$(11,892,222)	$(721,243)	$(16,416,863)	$(3,147,631)	$16,786,156	$3,229,285
Our compensation "actually paid" is heavily influenced by the fair value of equity awards from year to year. As stock price volatility and fluctuations in the stock market impact the valuations of our awards, our resulting compensation “actually paid” to our PEOs and our Non-PEO NEOs can be higher or lower (or even negative, as shown for 2022 through 2024), than the figures disclosed in the summary compensation table. This is particularly true for Mr. Shiffman, whose equity awards made up approximately 82% of total compensation for 2020 through 2023, and therefore have a significant impact on our overall "actually paid" compensation.

Non-PEO NEO Average Total Compensation Amount			$ 6,608,756	$ 2,912,462	$ 2,946,851	$ 3,797,842	$ 4,374,864
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,931,772	1,908,646	2,225,608	650,211	7,604,150
Adjustment to Non-PEO NEO Compensation Footnote
Differences in our summary compensation table amounts and compensation actually paid reflect the following:

Year	2025			2024		2023		2022		2021
	PEO - Gary Shiffman	PEO - Charles Young	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” in the summary compensation table	$(8,337,656)	$(7,921,661)	$(4,273,854)	$(1,254,434)	$(2,174,366)	$(10,207,801)	$(2,021,183)	$(13,308,027)	$(2,449,215)	$(12,134,515)	$(3,054,299)
Increase based on ASC 718 fair value of awards granted during the year that remain unvested as of year end, determined as of year end	3,717,300	6,647,270	3,245,145	451,303	1,720,542	7,561,009	1,562,608	9,536,728	1,757,757	17,581,362	4,169,907
Increase based on ASC 718 fair value of awards granted during the year that vested during the year, determined as of vesting date	—	999,987	—	—	—	—	—	—	—	—	—
Increase / (deduction) for awards granted during prior year that were outstanding and unvested as of year end, determined based on change in ASC 718 fair value from prior year end to current year end	3,799,030	—	(133,213)	(4,431,955)	(673,926)	(8,671,507)	(356,644)	(10,955,590)	(2,231,046)	11,147,435	1,988,939
Increase / (deduction) for awards granted during prior year that vested during the year, determined based on change in ASC 718 fair value from prior year end to vesting date	228,868	—	77,826	(123,488)	(22,847)	(773,054)	(8,584)	(2,602,551)	(389,594)	(414,809)	(22,465)

Deduction of ASC 718 fair value of awards granted during prior year that were forfeited during current year, determined as of prior year end	—	—	—	—	—	(725,010)	—	—	—	(356,171)	(29,706)
Addition of any dividends or other earnings paid on equity awards during the year, prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the year	982,708	—	407,114	695,746	146,781	924,141	102,560	912,577	164,467	962,854	176,909
Total Adjustments	$390,250	$(274,404)	$(676,982)	$(4,662,828)	$(1,003,816)	$(11,892,222)	$(721,243)	$(16,416,863)	$(3,147,631)	$16,786,156	$3,229,285
Our compensation "actually paid" is heavily influenced by the fair value of equity awards from year to year. As stock price volatility and fluctuations in the stock market impact the valuations of our awards, our resulting compensation “actually paid” to our PEOs and our Non-PEO NEOs can be higher or lower (or even negative, as shown for 2022 through 2024), than the figures disclosed in the summary compensation table. This is particularly true for Mr. Shiffman, whose equity awards made up approximately 82% of total compensation for 2020 through 2023, and therefore have a significant impact on our overall "actually paid" compensation.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income			(1) 2023 and 2025 Net Income/(loss) was ($213,300) and $1,361,200, respectively, which is not reflected in the chart above due to size restrictions.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures	Year Ended December 31, 2025	Methodology Used to Calculate Financial Performance Measures	Reconciliations to Non-GAAP Financial Measures
Financial
Core FFO per Share Performance	$6.68	FFO is a standard operating performance measure for REITs and is defined by Nareit as GAAP net income (loss), excluding gains (or losses) from sales of certain real estate assets, plus real estate related depreciation and amortization, impairments of certain real estate assets and investments, and after adjustments for nonconsolidated partnerships and joint ventures. Core FFO is a primary operating measure in our publicly-reported earnings results, and is defined as FFO excluding certain gain and loss items that management considers unrelated to the operational and financial performance of our core business.	Refer to Appendix A for the reconciliation of Net Income to Core FFO
Same Property combined NOI growth - MH, RV, and UK	5.5%	NOI is calculated by deducting direct property operating expenses from property operating revenues, thereby providing a measure of the actual operating performance of our properties. Same Properties are primarily those properties that we have owned and operated continuously since January 1, 2024.	Refer to (1) Appendix A for the reconciliation of Net Income to NOI and (2) table below for the breakdown of NOI

Total Shareholder Return Amount			$ 96.18	92.68	97.75	101.62	145.84
Peer Group Total Shareholder Return Amount			122.63	118.20	104.78	97.44	142.12
Net Income (Loss)			$ 1,361,200,000	$ 89,000,000.0	$ (213,300,000)	$ 242,000,000.0	$ 380,200,000
Company Selected Measure Amount			6.68	6.81	7.10	7.35	6.51
PEO Name	Charles Young	Gary Shiffman
Additional 402(v) Disclosure			This calculation assumes a $100.00 investment at the beginning of each respective trailing five-year measurement period, reinvestment of distributions and changes in the price of our common stock relative to an initial investment of $100.00.Net Income / (loss) attributable to Sun Communities, Inc. common shareholders.
Measure:: 1
Pay vs Performance Disclosure
Name			Core FFO per Share Performance
Measure:: 2
Pay vs Performance Disclosure
Name			Same Property combined NOI growth - MH, RV, and UK
Gary Shiffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,549,984	$ 2,663,867	$ 11,870,887	$ 15,879,159	$ 14,791,142
PEO Actually Paid Compensation Amount			12,940,234	(1,998,961)	(21,335)	(537,705)	31,577,299
Charles Young [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,865,401
PEO Actually Paid Compensation Amount			9,590,997
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,662,828)	(11,892,222)	(16,416,863)	16,786,156
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,254,434)	(10,207,801)	(13,308,027)	(12,134,515)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				451,303	7,561,009	9,536,728	17,581,362
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,431,955)	(8,671,507)	(10,955,590)	11,147,435
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(123,488)	(773,054)	(2,602,551)	(414,809)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(725,010)	0	(356,171)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				695,746	924,141	912,577	962,854
PEO | Gary Shiffman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			390,250
PEO | Gary Shiffman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,337,656)
PEO | Gary Shiffman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,717,300
PEO | Gary Shiffman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,799,030
PEO | Gary Shiffman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gary Shiffman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			228,868
PEO | Gary Shiffman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gary Shiffman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			982,708
PEO | Charles Young [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(274,404)
PEO | Charles Young [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,921,661)
PEO | Charles Young [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,647,270
PEO | Charles Young [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles Young [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			999,987
PEO | Charles Young [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles Young [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles Young [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(676,982)	(1,003,816)	(721,243)	(3,147,631)	3,229,285
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,273,854)	(2,174,366)	(2,021,183)	(2,449,215)	(3,054,299)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,245,145	1,720,542	1,562,608	1,757,757	4,169,907
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(133,213)	(673,926)	(356,644)	(2,231,046)	1,988,939
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			77,826	(22,847)	(8,584)	(389,594)	(22,465)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(29,706)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 407,114	$ 146,781	$ 102,560	$ 164,467	$ 176,909